Voya Investment Management

First Quarter Report

May 31, 2017

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2017

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	22
Additional Information	43

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2017
Net Assets	$848,847,833
Total Assets	$1,277,306,323
Assets Invested in Senior Loans	$1,249,880,414
Senior Loans Represented	422
Average Amount Outstanding per Loan	$2,961,802
Industries Represented	36
Average Loan Amount per Industry	$34,718,900
Portfolio Turnover Rate (YTD)	31%
Weighted Average Days to Interest Rate Reset	32
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	28.01%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the first fiscal quarter ended May 31, 2017. Based on the average month-end net asset value ("NAV") per share of $5.77 for the first fiscal quarter, the annualized distribution rate(1) was 5.47% for the first fiscal quarter. The Trust's total return for the first fiscal quarter, based on NAV(4), was 0.40%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 0.88% for the same quarter. For the twelve-month period ended May 31, 2017, the Trust's total return, based on NAV(4), was 7.61%(2), versus a total return on the Index of 7.49%. The total market value return(4) for the Trust's Common Shares during the first fiscal quarter was -1.82% and for the twelve-month period ended May 31, 2017 was 12.56%.

MARKET REVIEW

Interest income carried the three-month return for the senior loan asset class, partially offset via approximately 28 bps (0.28%) of price deterioration, as a number of Index issuers repriced their loans lower, prompting a modest weakening in bid levels (from par-plus) in the secondary market. Throughout

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Trust's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

the period strong demand outpaced new deal flow, although a better balance was found by period end as much of the repricing activity in the market had completed and new organic issuance began to develop in the pipeline. While repayments declined to $24.5 billion, the lowest reading since August, M&A-related loan issuance continued apace with $21 billion in May, following $21.6 billion in April and $17.3 billion in March. As for demand, the collateralized loan obligation ("CLO") market continued at a good pace with $9.8 billion of new CLO issuance in May, slightly down from April's $10.2 billion and the third highest in the last 12 months. Flows from loan funds — the other component of visible demand — remained positive while moderating a bit by period's end: $1.3 billion for May, a nine-month low, down from $2.4 billion the prior month and from the $3-5 billion monthly range during the December-March period.

Default activity for the Index remained well below the long-term average for the asset class, both by principal amount and number of issuers, with the rates easing to 1.29%, as of May 31.

PORTFOLIO SPECIFICS

The Trust underperformed the Index over the period, primarily the result of the use of leverage in an environment marked by repricing-related price declines in the better rated parts of the Index in which the Trust is primarily invested.

Contributors from a sector perspective were spread across a handful of sectors, with no significant outperformance relative to the Index in any one sector. Selection in Radio & Television was the largest contributor on a relative basis. Detractors relative to the Index were primarily due to selection in Oil & Gas and Healthcare. In particular, an overweight to Harvey Gulf International Marine, LLC (Oil & Gas), which continues to deal with headwinds due to low oil prices and delays in delivery of new ships, and an overweight to Healogics, Inc. (Healthcare), which saw weak first quarter results due to higher expenses in specialty physician staffing business as well as uncertainty surrounding a DOJ investigation into FCA violations, weighed on relative returns.

The Trust continues to be well diversified, with 352 individual issuers and 36 different industry sectors represented. The average issuer exposure at period-end stood at 0.28% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.78% of AUM. Both measures were relatively unchanged from the prior reporting period.

TOP TEN LOAN ISSUERS
AS OF MAY 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Dell International LLC	1.2%	1.7%
Asurion, LLC	1.1%	1.7%
Univision Communications, Inc.	1.0%	1.5%
Advantage Sales & Marketing, Inc.	1.0%	1.5%
PetSmart, Inc.	1.0%	1.4%
Avolon Holdings Limited	0.9%	1.4%
Uniti Group Inc. (fka Communications Sales & Leasing)	0.8%	1.2%
SFR Group SA (Numericable)	0.8%	1.2%
Gates Global LLC	0.8%	1.2%
Amaya Gaming Group Inc.	0.8%	1.1%

TOP TEN INDUSTRIES
AS OF MAY 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	12.3%	18.5%
Health Care	11.0%	16.6%
Business Equipment & Services	7.9%	11.8%
Telecommunications	6.9%	10.4%
Retailers (Except Food & Drug)	6.1%	9.2%
Diversified Insurance	4.7%	7.1%
Chemicals & Plastics	4.3%	6.5%
Lodging & Casinos	3.7%	5.5%
Automotive	3.7%	5.5%
Containers & Glass Products	3.1%	4.7%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

OUTLOOK AND CURRENT STRATEGY

The loan market continues to benefit from a strong technical backdrop coupled with solid fundamentals (benign default environment and economic growth). The recent repricing activity has helped issuers improve cash flow and push back maturity schedules. Spread compression has been partially offset by the rise in LIBOR(1) of close to 100 bps (1.00%) over the last two years (although much of that increase did not flow through distribution yields due to the predominance of LIBOR floors), with another lift from the U.S. Federal Reserve Board shortly after the end of this reporting period. In any event, the current situation is not unusual; the Index's current coupon sits in the middle of its historical range over the last five years (4.64% vs. 4.51%-5.00%). As another interesting data-point, the Index's Last-Twelve-Month interest carry was 4.90% at May-end and has fluctuated within a 4.33%-5.16% range over the last seven years. In this context, we believe that all-in gross yields remain attractive, particularly relative to moderate credit risk.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
June 26, 2017

Ratings Distribution as of May 31, 2017
Ba	35.96%
B	59.06%
Caa and below	4.93%
Not rated*	0.05%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

(1)  The London Interbank Offered Rate is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2017
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	7.61%	4.50%	6.58%	3.93%
Based on Market Value	12.56%	4.21%	6.26%	3.24%
S&P/LSTA Leveraged Loan Index	7.49%	3.57%	4.73%	4.51%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2017	4.00%	4.71%	5.00%	5.44%	5.77%
February 28, 2017	3.75%	5.40%	5.60%	5.59%	5.80%
November 30, 2016	3.50%	5.35%	5.68%	5.63%	5.98%
August 31, 2016	3.50%	5.80%	6.31%	5.57%	6.05%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade Senior Loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the 1940 Act. These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2017 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,264,572,706)	$1,250,594,449
Short-term investments at fair value (Cost $1,030,492)	1,035,955
Total Investments at fair value	1,251,630,404
Cash	2,871,220
Foreign currencies at value (Cost $3,587)	3,597
Receivables:
Investment securities sold	18,070,630
Interest	4,693,388
Unrealized appreciation on forward foreign currency contracts	371
Prepaid expenses	11,733
Other assets	24,980
Total assets	1,277,306,323
LIABILITIES:
Notes payable	357,800,000
Payable for investment securities purchased	67,072,100
Accrued interest payable	174,003
Payable for investment management fees	1,078,848
Payable to trustees under the deferred compensation plan (Note 6)	24,980
Accrued trustee fees	8,673
Unrealized depreciation on forward foreign currency contracts	428,543
Unfunded loan commitments (Note 7)	1,576,238
Other accrued expenses	295,105
Total liabilities	428,458,490
NET ASSETS	$848,847,833
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.74
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,055,879,503
Distributions in excess of net investment income or accumulated net investment loss	(730,956)
Accumulated net realized loss	(191,858,744)
Net unrealized depreciation	(14,441,970)
NET ASSETS	$848,847,833

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$14,905,870
Other fees	405,737
Total investment income	15,311,607
EXPENSES:
Investment management fees	3,170,781
Transfer agent fees	21,620
Interest expense	1,707,654
Custody and accounting expense	133,400
Professional fees	45,816
Shareholder reporting expense	63,296
Trustees fees	8,280
Miscellaneous expense	54,450
Total expenses	5,205,297
Waived and reimbursed fees	(1,912)
Net expenses	5,203,385
Net investment income	10,108,222
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	902,887
Forward foreign currency contracts	(1,310,397)
Foreign currency related transactions	(738,094)
Net realized loss	(1,145,604)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,050,073)
Forward foreign currency contracts	(420,436)
Foreign currency related transactions	(106,767)
Net change in unrealized appreciation (depreciation)	(5,577,276)
Net realized and unrealized loss	(6,722,880)
Increase in net assets resulting from operations	$3,385,342

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2017	Year Ended February 28, 2017
FROM OPERATIONS:
Net investment income	$10,108,222	$45,738,884
Net realized loss	(1,145,604)	(10,319,158)
Net change in unrealized appreciation (depreciation)	(5,577,276)	76,611,684
Increase in net assets resulting from operations	3,385,342	112,031,410
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(11,675,226)	(47,070,356)
Decrease in net assets from distributions to common shareholders	(11,675,226)	(47,070,356)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets	(8,289,884)	64,961,054
NET ASSETS:
Beginning of year or period	857,137,717	792,176,663
End of year or period including undistributed (distributions in excess of net investment income of accumulated net investment loss of $(730,956) and $836,048 respectively)	$848,847,833	$857,137,717

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2017

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$14,510,768
Facility fees received	11,465
Other income received	305,216
Interest paid	(1,628,543)
Other operating expenses paid	(3,778,664)
Purchases of securities	(401,525,832)
Proceeds on sale of securities	377,273,194
Net cash used in operating activities	(14,832,396)
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(11,675,226)
Proceeds from notes payable	116,000,000
Repayment of notes payable	(89,300,000)
Net cash flows provided by financing activities	15,024,774
Net increase	192,378
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(6,246)
Cash and foreign currency balance
Net increase in cash and foreign currency	186,132
Cash and foreign currency at beginning of period	2,688,685
Cash and foreign currency at end of period	$2,874,817
Reconciliation of Net increase in Net Assets Resulting from Operations To Net Cash used in Operating Activities:
Net increase in net assets resulting from operations	$3,385,342
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Change in unrealized appreciation or depreciation on investments	5,050,073
Change in unrealized appreciation or depreciation on forward foreign currency contracts	420,436
Change in unrealized appreciation or depreciation on other assets and liablilities	106,767
Accretion of discounts on investments	(718,078)
Amortization of premiums on investments	205,910
Net realized loss on sale of investments and foreign currency related transactions	1,145,604
Purchases of securities	(401,525,832)
Proceeds on sale of securities	377,273,194
Decrease in interest and other receivable	117,066
Decrease in prepaid expenses	11,465
Increase in accrued interest payable	79,111
Increase in payable for investment management fees	125,435
Decrease in loan commitments	(431,280)
Decrease in accrued trustees fees	(206)
Decrease in other accrued expenses	(77,403)
Total adjustments	(18,217,738)
Net cash used in operating activities	$(14,832,396)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
05-31-17	5.80	0.07	(0.05)	—		—	0.02	(0.08)	—	(0.08)	5.74	5.41	0.40		(1.82)		2.43	1.63	2.43	4.71	848,848	31
02-28-17	5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93		28.24		2.24	1.62	2.24	5.44	857,138	67
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)		—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
05-31-17	1.16	1.72	1.72	3.35	—	—	3	357,800	3,372	346,627	147,788
02-28-17	1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended May 31, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended May 31, 2017, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $32,052,617. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at May 31, 2017.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2017, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $385,641,440 and $381,764,090, respectively. At May 31, 2017, the Trust held senior loans valued at $1,249,880,414 representing 99.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2017, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

May 31,
2018	2019	2020	Total
$30,277	$1,973	$3,324	$35,574

The expense limitation agreement is contractual through July 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 18, 2016, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 17, 2017, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

arrangement fees are amortized over the term of the agreement. Prior to July 18, 2016, the revolving credit agreement was $440 million. The amount of borrowings outstanding at May 31, 2017, was $358 million. Weighted average interest rate on outstanding borrowings during the year was 1.99%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 28.01% of total assets at May 31, 2017. Average borrowings for the period ended May 31, 2017 were $346,627,174 and the average annualized interest rate was 1.95% excluding other fees related to the unused portion of the facility, and other fees.

As of May 31, 2017, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Caliber Collision	$69,545
Oberthur Technologies (EUR)	656,683
Oberthur Technologies (USD)	643,158
TricorBraun Holdings, Inc.	206,852
Total:	$1,576,238

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2017, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,527
6/30/2015	5,000,000	5,000,000

As of May 31, 2017 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2017, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended May 31, 2017 and during the year ended February 28, 2017.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 31, 2017	Year Ended February 28, 2017
Ordinary Income	Ordinary Income
$11,675,226	$47,070,356

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Capital Losses	Appreciation/
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$723,747	$(2,600,333)	$(8,747,440)	$(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(37,524,578)	Long-term	None
			$(188,098,232)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2017, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 12 — SUBSEQUENT EVENTS

DIVIDENDS

Subsequent to May 31, 2017, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0260	5/31/17	6/12/17	6/22/17
$0.0250	6/30/17	7/10/17	7/24/17

Credit agreement renewal: On July 13, 2017, the Board approved the renewal of the $414 million revolving credit agreement for another 364 days.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 147.2%
		Aerospace & Defense: 2.4%
11,850,000		Avolon Holdings Limited, Term Loan B-2, 3.960%, 03/20/22	$12,024,491	1.4
2,104,725		DigitalGlobe Inc., Term Loan B, 3.960%, 01/15/24	2,115,249	0.3
1,525,000		GEO, Term Loan B, 3.460%, 03/21/24	1,528,176	0.2
2,336,522		Transdigm, Inc., Term Loan F (Rolled), 4.210%, 06/09/23	2,343,459	0.3
2,000,000		US Airways Group, Inc., Term Loan B1, 3.710%, 12/09/23	2,006,072	0.2
			20,017,447	2.4
		Air Transport: 0.3%
2,220,000		United Airlines, Inc., Term Loan, 3.460%, 03/29/24	2,232,488	0.3
		Automotive: 5.5%
3,170,000		American Axle & Manufacturing, Inc. , Term Loan B, 3.460%, 04/06/24	3,166,830	0.4
1,965,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.210%, 11/03/21	1,988,924	0.2
69,545	(1)	Caliber Collision, Delayed Draw Term Loan, 4.210%, 01/31/24	70,125	0.0
695,455		Caliber Collision, First Lien Term Loan, 4.210%, 01/31/24	701,250	0.1
2,932,763		Dealer Tire, LLC, Term Loan B, 4.960%, 12/22/21	2,962,548	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,310,747		Dynacast International LLC, First Lien Term Loan, 4.460%, 01/28/22	$4,332,301	0.5
	2,065,314		Federal-Mogul Corporation, Term Loan C, 4.960%, 04/15/21	2,071,339	0.2
EUR	1,200,000		Gates Global LLC, Euro Term Loan, 4.710%, 03/30/24	1,363,465	0.2
	8,397,269		Gates Global LLC, USD Term Loan, 4.460%, 03/30/24	8,443,849	1.0
	2,475,000		KAR Auction Services, Inc., Term Loan B-3, 4.710%, 03/09/23	2,492,773	0.3
	1,649,363		Key Safety Systems, Inc., First Lien Term Loan, 5.710%, 08/29/21	1,662,421	0.2
	2,325,000	(2)	Lumileds, Term Loan B, 5.710%, 03/15/24	2,362,781	0.3
	300,000		NN, Inc., Incremental Term Loan, 4.960%, 04/01/21	300,000	0.0
	3,020,811		NN, Inc., Upsized Term Loan B, 5.460%, 10/19/22	3,021,282	0.4
	4,556,471		Service King, Upsized Term Loan B, 3.960%, 08/18/21	4,577,832	0.5
	3,373,625		TI Group Automotive Systems, L.L.C., Term Loan B, 3.960%, 06/30/22	3,398,927	0.4
	3,000,000	(2)	Truck Hero, Inc., First Lien Term Loan, 5.210%, 05/15/24	2,983,125	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Automotive (continued)
	1,025,000	(2)	Truck Hero, Inc., Second Lien Term Loan, 9.460%, 05/15/25	$1,019,875	0.1
				46,919,647	5.5
			Beverage & Tobacco: 0.1%
EUR	1,060,557		Jacobs Douwe Egberts, Term B-5 EUR Loans, 3.210%, 07/02/22	1,208,183	0.1
			Building & Development: 3.7%
	4,435,000		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.710%, 10/31/23	4,463,335	0.5
	1,470,000	(2)	Doosan Bobcat, Inc., Term Loan B, 3.960%, 05/10/24	1,481,714	0.2
	5,243,000		Forterra Finance, LLC, First Lien Term Loan, 4.210%, 10/31/23	4,931,697	0.6
	1,920,188		Henry Company LLC, Term Loan B, 5.710%, 10/05/23	1,946,590	0.2
	760,000	(2)	Installed Building Products, Term Loan B, 4.210%, 04/03/24	764,038	0.1
	1,755,448		Minimax Viking GmbH, Facility B1B Loan, 3.960%, 08/16/23	1,779,585	0.2
	2,594,646		NCI Building Systems, Inc., Term Loan, 4.210%, 06/24/22	2,605,673	0.3
	4,937,625		Quikrete Holdings, Term Loan B, 3.960%, 11/15/23	4,936,391	0.6
	858,945		Ventia Service (fka Leighton), Upsized Term Loan B, 4.710%, 05/21/22	867,535	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,294,250	Wilsonart LLC, Term Loan B, 4.710%, 12/19/23	$2,314,038	0.3
EUR	1,800,000	Xella, EUR TLB, 5.210%, 02/02/24	2,045,092	0.2
	2,880,774	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 4.210%, 06/14/21	2,918,584	0.4
			31,054,272	3.7
		Business Equipment & Services: 11.8%
	5,223,345	Acosta, Inc., New Term Loan B, 4.460%, 09/26/21	4,889,271	0.6
	9,988,429	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.460%, 07/23/21	9,889,794	1.2
	2,900,000	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.710%, 07/25/22	2,849,250	0.3
	4,700,000	AlixPartners, LLP, Term Loan B, 4.210%, 04/07/24	4,734,075	0.6
	1,930,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.460%, 07/17/20	1,944,475	0.2
	1,500,000	Array Canada Inc., Senior Secured Term Loan, 6.210%, 02/10/23	1,489,687	0.2
	1,243,750	Clarivate (f/k/a Thomson Reuters Intellectual Property & Science), First Lien Term Loan, 4.710%, 10/03/23	1,251,913	0.1
	7,310,130	Coinmach Service Corp., Upsized Term Loan, 4.460%, 11/14/19	7,316,987	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	1,300,000		Cyxtera Technologies, Inc., First Lien Term Loan, 4.210%, 05/01/24	$1,311,531	0.2
	1,815,875		Document Technologies, Inc., Term Loan B, 6.460%, 10/01/23	1,785,989	0.2
EUR	1,085,000		Equinix Inc., Term Loan B Euro, 4.460%, 12/07/23	1,232,546	0.1
	1,680,000		EVO Payments, 1L, 6.210%, 12/22/23	1,701,788	0.2
	1,800,000	(2)	First American Payment Systems, 1L Term Loan, 6.960%, 01/15/24	1,820,250	0.2
	3,646,971		First Data Corporation, Term Loan 2024, 3.710%, 04/21/24	3,671,362	0.4
	3,504,433		First Data Corporation, New 2022 1L, 4.210%, 07/10/22	3,531,029	0.4
EUR	1,482,447		Foncia Groupe SAS, Term Loan B, 4.710%, 07/28/23	1,687,049	0.2
	1,180,000	(2)	Garda World Security Corp., US Term Facility, 5.210%, 05/16/24	1,184,670	0.1
EUR	1,293,508		ION Trading Technologies Limited, Tranche B-1 Euro Term Loan, 4.210%, 07/31/23	1,471,982	0.2
	3,047,821		iQor, First Lien Term Loan, 6.210%, 04/01/21	3,045,916	0.4
	1,976,440		iQor, Second Lien Term Loan, 9.960%, 04/01/22	1,897,382	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,737,206		KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Upsized First Lien Term Loan, 4.960%, 08/13/22	$5,774,859	0.7
	1,846,703		Learning Care Group, Term Loan, 5.210%, 05/05/21	1,877,866	0.2
	3,098,339		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,134,165	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	2,013,334	0.2
	579,000	(2)	MCS AMS Sub-Holdings LLC , 1L Term Loan, 5.960%, 05/30/24	587,685	0.1
	550,000	(2)	Misys, Term Loan 2nd lien USD, 8.460%, 04/30/25	561,114	0.1
EUR	1,750,000	(2)	Misys, Term Loan B EURO, 4.460%, 04/30/24	1,996,087	0.2
	4,595,000	(2)	Misys, Term Loan B USD, 4.710%, 04/30/24	4,615,117	0.5
	440,000	(2)	Neustar, Inc., 2nd Lien Term Loan, 9.210%, 02/28/25	445,133	0.1
	2,100,000	(2)	Neustar, Inc., Term Loan B-2, 4.960%, 03/01/24	2,127,235	0.3
	2,535,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.710%, 07/30/21	1,901,250	0.2
	2,476,870		Solera Management, USD Term Loan B, 4.460%, 03/03/23	2,496,616	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
4,572,031	SourceHOV, First Lien Term Loan, 7.960%, 10/31/19	$4,341,523	0.5
2,300,000	SourceHOV, Second Lien Term Loan, 11.710%, 04/30/20	2,045,563	0.2
1,960,000	SurveyMonkey.com, LLC , Term Loan, 5.710%, 04/12/24	1,969,800	0.2
139,101	Wash Multi-Family Services, CAD First Lien Term Loan, 4.460%, 05/26/22	139,101	0.0
794,273	Wash Multi-Family Services, USD First Lien Term Loan, 4.460%, 05/14/22	794,273	0.1
5,061,814	West Corp, Term Loan B-12, 3.710%, 06/17/23	5,075,734	0.6
		100,603,401	11.8
	Cable & Satellite Television: 3.3%
3,990,000	CSC Holdings, Inc. (Cablevision), TLB, 3.460%, 07/15/25	3,993,116	0.5
106,462	Liberty Cablevision of Puerto Rico LLC., First Lien Term Loan Facility, 4.710%, 01/07/22	105,985	0.0
3,040,000	RCN Grande Cable, TLB, 4.210%, 02/01/24	3,051,400	0.4
1,347,500	Suddenlink Communications (aka Cequel Communications, LLC) , New Term Loan B, 3.460%, 07/25/25	1,348,848	0.2
1,791,011	Telesat Canada, Term Loan B, 4.210%, 11/17/23	1,810,413	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,750,000	UPC Financing Partnership, Term Loan AP, 3.960%, 04/15/25	$2,765,469	0.3
EUR	965,000	UPC Financing Partnership, Term Loan AO, 4.210%, 01/15/26	1,095,098	0.1
	4,500,000	Virgin Media Investment Holdings Limited, Term Loan I, 3.960%, 01/31/25	4,524,376	0.5
	902,977	WaveDivision Holdings LLC, New Term Loan B, 3.960%, 10/15/19	906,223	0.1
	7,960,000	Wideopenwest Finance, LLC, 2016 Term Loan B, 4.710%, 08/18/23	8,015,720	1.0
			27,616,648	3.3
		Chemicals & Plastics: 6.5%
EUR	1,243,750	Allnex S.a.r.l. (Monarch), Term Loan B-1 facility, 4.460%, 09/13/23	1,412,496	0.2
	1,206,945	Allnex S.a.r.l. (Monarch), Term Loan B-2 Facility, 4.460%, 09/13/23	1,209,962	0.1
	909,300	Allnex S.a.r.l. (Monarch), Term Loan B-3 Facility, 4.460%, 09/13/23	911,574	0.1
	804,000	Atotech, Term Loan B-1 USD, 4.210%, 01/31/24	809,628	0.1
	6,000,000	Avantor Performance Materials, First Lien Term Loan, 5.210%, 03/10/24	6,048,750	0.7
	350,000	Avantor Performance Materials, Second Lien Term Loan, 9.460%, 03/10/25	356,855	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
	1,745,000	(2)	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B USD, 3.210%, 06/15/24	$1,755,688	0.2
	3,220,741		Emerald Performance Materials LLC, First Lien Term Loan, 4.710%, 08/01/21	3,251,338	0.4
	1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 8.960%, 08/01/22	1,001,667	0.1
	1,178,276		Flint Group Holdings S.A.R.L., Second Lien, 8.460%, 09/05/22	1,154,711	0.1
	3,806,921		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.210%, 09/07/21	3,790,266	0.4
	629,329		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.210%, 09/07/21	621,984	0.1
	2,985,000		Huntsman International LLC, 2016 Term Loan B, 4.210%, 04/01/23	3,009,850	0.4
	4,924,911		Ineos US Finance LLC, TLB USD '22, 3.960%, 03/31/22	4,964,541	0.6
EUR	1,935,399		Inovyn Finance plc, Term Loan B, 3.960%, 05/05/24	2,202,439	0.3
	4,159,624		Kraton Polymers LLC, Term Loan Facility, 5.210%, 01/06/22	4,219,190	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,945,425	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Term Loan B6, 4.210%, 06/07/23	$1,961,231	0.2
EUR	825,000	Novacap, EUR Term Loan B, 5.460%, 04/28/23	939,738	0.1
	1,627,664	Orion Engineered Carbons, Term Loan B USD, 3.710%, 07/25/21	1,633,768	0.2
EUR	500,000	Parex Group, TL B, 4.710%, 03/15/24	567,379	0.1
	759,272	PQ Corporation, Dollar Term Loan, 5.460%, 11/04/22	768,361	0.1
	2,440,356	Royal Adhesives & Sealants, First Lien Term Loan, 4.460%, 06/19/22	2,464,150	0.3
	179,310	Royal Adhesives & Sealants,Second Lien Term Loan, 8.710%, 06/19/23	179,759	0.0
	3,575,568	Solenis International, L.P., USD First Lien Term Loan, 4.460%, 07/31/21	3,595,123	0.4
	3,528,118	Styrolution Group GmbH , New USD facility, 3.960%, 03/30/24	3,539,143	0.4
	2,976,804	Tronox Pigments (Netherlands) BV, Term Loan, 4.710%, 03/19/20	3,003,417	0.4
			55,373,008	6.5
		Clothing/Textiles: 0.7%
	4,888,066	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 4.710%, 12/10/21	4,923,963	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Clothing/Textiles (continued)
673,816		Vince, LLC, Term Loan, 6.210%, 11/27/19	$613,173	0.1
			5,537,136	0.7
		Conglomerates: 0.5%
2,510,682		Jason Incorporated, First Lien Term Loan, 5.710%, 06/30/21	2,303,551	0.3
599,932		Jason Incorporated, Second Lien Term Loan, 9.210%, 06/30/22	464,948	0.0
1,843,311		Waterpik, First Lien, 5.960%, 07/08/20	1,854,831	0.2
			4,623,330	0.5
		Containers & Glass Products: 4.7%
2,375,000	(2)	Albea S.A, USD TLB, 4.960%, 04/22/24	2,380,937	0.3
5,630,520		Berlin Packaging, LLC, First Lien Term Loan, 4.710%, 10/01/21	5,662,192	0.7
630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.960%, 09/30/22	635,906	0.1
1,000,000		Berry Plastics Corporation, Term L Loan, 3.460%, 01/06/21	1,006,875	0.1
800,000		Berry Plastics Corporation, Term J Loan, 3.710%, 01/18/24	806,389	0.1
1,260,000		Bway Holding Company, Term Loan B, 4.460%, 04/07/24	1,259,324	0.1
900,000	(2)	Consolidated Container Company LLC, Term Loan, 4.710%, 05/22/24	908,062	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,251,593		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.460%, 06/30/21	$2,268,762	0.3
	2,144,625		Milacron LLC, Term Loan, 4.210%, 09/28/23	2,154,008	0.3
	2,730,000		Novolex (aka Flex Acquisition Company, Inc), First Lien Term Loan, 4.460%, 12/29/23	2,749,110	0.3
	2,594,500		Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.210%, 11/18/23	2,639,364	0.3
	460,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.710%, 11/18/24	466,900	0.1
	6,739,385		Reynolds Group Holdings Inc, USD Term Loan, 4.210%, 02/04/23	6,780,475	0.8
	4,563,616		SIG Combibloc Group AG, USD Term Loan, 4.210%, 03/10/22	4,597,843	0.5
	2,063,351		TricorBraun, First Lien Term Loan, 4.960%, 11/30/23	2,087,854	0.2
	206,852	(1)	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 4.960%, 11/30/23	209,309	0.0
EUR	3,000,000		Verallia SA, Term Loan B2, 4.960%, 08/01/22	3,393,918	0.4
				40,007,228	4.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cosmetics/Toiletries: 0.6%
5,340,669		Revlon Consumer Products Corporation, Term Loan B 2016, 4.710%, 09/07/23	$5,117,028	0.6
		Diversified Insurance: 7.1%
6,005,000		Acrisure, LLC, Term Loan, 6.210%, 11/22/23	6,071,620	0.7
6,882,468		Alliant Holdings, I, LLC,Term Loan B, 4.460%, 08/14/22	6,914,444	0.8
3,890,250		AmWINS Group, Inc., First Lien Term Loan, 3.960%, 01/25/24	3,901,193	0.5
500,000	(2)	AmWINS Group, Inc., Second Lien Term Loan, 7.960%, 01/25/25	511,250	0.1
6,005,619		Applied Systems Inc., First Lien Term Loan, 4.460%, 01/25/21	6,051,910	0.7
1,890,671		Applied Systems Inc., Second Lien Term Loan, 7.710%, 01/24/22	1,910,366	0.2
3,908,272		AssuredPartners, Inc. , First Lien Term Loan, 4.710%, 10/22/22	3,916,577	0.5
2,360,000		CCC Information Services Group, Inc., First Lien Term Loan, 4.210%, 04/27/24	2,357,418	0.3
190,000		CCC Information Services Group, Inc., Second Lien Term Loan, 7.960%, 04/27/25	194,750	0.0
9,617,107		Hub International Limited, Term Loan B, 4.210%, 10/02/20	9,683,263	1.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,688,250		National Financial Partners Corp., Term Loan, 4.710%, 01/08/24	$4,730,444	0.5
3,268,606		Sedgwick Holdings, Inc., First Lien Term Loan, 3.960%, 02/28/21	3,284,269	0.4
5,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.960%, 02/28/22	5,934,415	0.7
3,435,000	(2)	USI, Inc., Term Loan B, 4.210%, 05/16/24	3,429,848	0.4
1,574,500		Vertafore, Inc., Term Loan B, 4.460%, 06/17/23	1,579,543	0.2
			60,471,310	7.1
		Drugs: 1.5%
2,322,365		Alvogen Pharma U.S., Term Loan B, 6.210%, 04/02/22	2,302,044	0.3
6,000,000		Endo LLC, Term B, 5.210%, 04/24/24	6,076,878	0.7
1,200,000		Horizon Pharma, Inc., Term B, 4.960%, 03/23/24	1,204,125	0.2
992,628		Prestige Brands, B-4, 3.960%, 01/26/24	1,001,520	0.1
1,925,000	(2)	RPI Finance Trust, B-6, 3.210%, 04/17/23	1,934,625	0.2
			12,519,192	1.5
		Ecological Services & Equipment: 1.3%
4,971,149		4L Holdings Inc., Term Loan B, 5.710%, 05/08/20	4,766,089	0.6
6,145,695		Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Term Loan B, 3.960%, 11/10/23	6,198,370	0.7
			10,964,459	1.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical: 18.5%
	2,325,000	Aptean Holdings, Inc., First Lien Term Loan, 6.210%, 12/22/22	$2,343,407	0.3
EUR	493,750	Avast Software B.V., Term Loan Euro, 4.710%, 09/30/23	561,864	0.1
	4,157,375	Avast Software B.V., Term Loan USD, 4.460%, 09/30/23	4,206,744	0.5
EUR	1,652,920	BMC Software, Inc., Euro Term Loan, 5.710%, 09/10/22	1,873,825	0.2
	6,041,871	BMC Software, Inc., U.S. Term Loan, 5.210%, 09/10/22	6,079,270	0.7
	1,115,170	Cavium, Inc., Term Loan B, 3.460%, 08/16/22	1,120,745	0.1
	4,526,780	Compuware Corporation, Term Loan B-3, 5.460%, 12/15/21	4,555,475	0.5
	14,681,317	Dell International LLC , Term Loan B, 3.710%, 09/07/23	14,781,576	1.7
	4,492,200	Dell Software Group, Term Loan B, 7.210%, 10/31/22	4,578,769	0.5
	2,162,157	ECI, Term Loan B, 5.960%, 05/28/21	2,179,724	0.3
	761,959	Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.210%, 06/01/22	762,793	0.1
	4,381,265	Epicor Software Corporation, Term Loan B, 4.960%, 06/01/22	4,385,375	0.5
	1,460,976	Eze Castle Software, Inc., 1st Lien Term Loan, 4.210%, 04/04/20	1,471,933	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	980,625	Eze Castle Software, Inc., Second Lien Term Loan, 7.710%, 04/05/21	$980,216	0.1
	6,500,000	Go Daddy Operating Company, LLC, Term Loan, 3.710%, 02/15/24	6,528,437	0.8
EUR	1,995,000	Greeneden U.S. Holdings II, L.L.C., EUR Term Loan B, 5.210%, 12/01/23	2,275,259	0.3
	1,152,189	Greeneden U.S. Holdings II, L.L.C., USD Term Loan, 5.210%, 12/01/23	1,161,839	0.1
	5,739,079	Hyland Software, Inc., First Lien Term Loan, 4.460%, 07/01/22	5,773,755	0.7
EUR	1,185,000	Infor (US), Inc., EUR Term Loan, 3.960%, 02/01/22	1,344,688	0.2
	6,008,432	Informatica Corporation,Term Loan B, 4.710%, 08/05/22	6,007,807	0.7
	4,488,750	JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.710%, 10/12/23	4,528,027	0.5
	6,184,500	Kronos Incorporated, First Lien Term Loan, 4.710%, 11/01/23	6,248,683	0.7
	1,333,125	Linxens, Term Loan B-3 USD, 4.710%, 10/14/22	1,330,625	0.2
EUR	410,000	Linxens, Term Loan B-4 EUR, 4.960%, 10/16/22	467,712	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
	2,677,540		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.210%, 05/08/21	$2,679,213	0.3
	675,000		MaxLinear, Term Loan B, 3.710%, 04/12/24	679,641	0.1
	759,682	(2)	Micro Focus, MA Finance Co USD Term Loan, 3.960%, 04/18/24	759,112	0.1
	5,130,318	(2)	Micro Focus, Seattle Term Loan, 3.960%, 04/19/24	5,126,471	0.6
	1,364,688		Micron Technology, Inc., Term Loan B, 3.710%, 04/26/22	1,380,365	0.2
	1,275,000		Navico Inc., First Lien Term Loan, 6.960%, 03/15/23	1,275,000	0.1
EUR	382,671		Oberthur Technologies, Term Loan B1 EUR, 4.960%, 12/15/23	434,945	0.0
	396,842		Oberthur Technologies, Term Loan B1 USD, 4.960%, 01/10/24	398,330	0.0
	643,158	(1)	Oberthur Technologies, Term Loan B2, 4.960%, 12/14/23	645,570	0.1
EUR	617,329	(1)	Oberthur Technologies, Term Loan B2, 4.960%, 12/15/23	701,657	0.1
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.960%, 05/25/21	578,354	0.1
	3,063,669		ON Semiconductor Corporation, Term Loan B, 3.460%, 03/31/23	3,082,051	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,266,195	Optiv Security, Inc. (f.k.a. Accuvant Inc.), First Lien Term Loan, 4.460%, 02/01/24	$1,254,587	0.1
4,039,875	Rackspace Hosting, Term Loan B, 4.710%, 11/03/23	4,068,489	0.5
4,830,102	Riverbed Technology, Inc., First Lien Term Loan, 4.460%, 04/24/22	4,774,633	0.6
986,133	Rovi Solutions Corporation, Term Loan B, 3.710%, 07/02/21	989,831	0.1
1,197,000	Sabre Inc.,Term B Facility, 3.960%, 02/16/24	1,209,568	0.1
4,834,179	Skillsoft Corp., First Lien Term Loan, 5.960%, 04/28/21	4,583,406	0.5
7,051,826	SolarWinds Holdings, Inc., Term Loan, 4.710%, 02/05/23	7,095,463	0.8
4,611,355	Synchronoss Technologies, Inc., First Lien Term Loan, 3.960%, 01/23/24	4,353,119	0.5
3,797,368	TTM Technologies, Term Loan B, 5.460%, 05/31/21	3,868,569	0.5
4,870,800	Veritas Technologies Corporation, USD Term Loan B-1, 6.835%, 01/27/23	4,881,759	0.6
9,131,115	Western Digital, USD Term Loan B-2, 3.960%, 04/29/23	9,229,558	1.1
2,394,000	Tessera Technologies, Term Loan B, 4.460%, 12/01/23	2,422,429	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
4,801,859		Zebra Technologies, Term Loan B, 3.710%, 10/27/21	$4,847,890	0.6
			156,868,558	18.5
		Equity REITs and REOCs: 0.8%
2,100,000		Capital Automotive L.P. , 1L Term Loan, 4.710%, 03/25/24	2,121,437	0.3
2,045,000		Capital Automotive L.P. , 2L Term Loan, 7.210%, 03/24/25	2,082,706	0.2
2,353,190		ESH Hospitality, Inc., TLB, 3.710%, 08/30/23	2,371,469	0.3
			6,575,612	0.8
		Financial Intermediaries: 2.7%
3,647,968		Duff & Phelps, Add On Term Loan B, 4.960%, 04/23/20	3,680,472	0.4
1,955,000		Duff & Phelps, Add On Term Loan B1, 4.960%, 04/23/20	1,973,328	0.2
6,912,500		First Eagle Investment Management, Inc., Term Loan B, 4.710%, 12/01/22	7,016,187	0.8
768,000	(2)	Focus Financial Partners, 1L Term Loan, 4.460%, 05/17/24	775,680	0.1
5,340,000		LPL Holdings, Inc., Term Loan B, 3.710%, 03/15/24	5,375,879	0.6
1,140,000		TaxAct / HD Vest, Term Loan B, 4.960%, 04/19/24	1,147,838	0.2
2,984,638		Trans Union LLC, Term B2, 3.710%, 04/09/23	3,018,216	0.4
			22,987,600	2.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Products: 4.1%
3,889,379	Advance Pierre Foods, First Lien Term Loan, 7.000%, 06/02/23	$3,898,294	0.4
1,547,474	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,557,146	0.2
2,393,891	Atrium Innovations, Inc., USD First Lien Term Loan, 4.710%, 02/15/21	2,411,845	0.3
3,369,088	CSM Bakery Supplies, First Lien Term Loan, 5.210%, 07/03/20	3,171,154	0.4
2,999,063	Del Monte Foods Consumer Products, Inc., First Lien, 4.460%, 02/18/21	2,567,947	0.3
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.460%, 08/18/21	2,571,500	0.3
1,590,000	Dole Food Company, Inc., Term Loan B, 4.210%, 04/04/24	1,598,659	0.2
4,643,843	Hostess,Term Loan, 4.210%, 08/03/22	4,679,252	0.5
6,000,000	JBS USA, Inc. (FKA Swift), Term Loan B, 3.710%, 10/30/22	5,928,750	0.7
1,390,000	Nomad Foods Ltd, Term Loan B USD, 3.960%, 04/21/24	1,398,398	0.2
1,770,000	NPC International, First Lien Term Loan, 4.710%, 03/30/24	1,785,488	0.2
605,000	NPC International, Second Lien Term Loan, 8.710%, 03/28/25	611,806	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
2,370,000	(2)	Post Holdings, Inc., 1l Term Loan, 3.460%, 05/16/24	$2,385,659	0.3
			34,565,898	4.1
		Food Service: 2.1%
3,697,550		CEC Entertainment, Inc., First Lien Term Loan, 4.210%, 02/14/21	3,692,351	0.5
1,975,385		Landry's Restaurants, Term Loan, 3.960%, 10/04/23	1,978,059	0.3
1,922,564		Manitowoc Foodservice, Inc., Term Loan B, 4.210%, 03/03/23	1,944,193	0.2
1,981,685		P.F. Chang's China Bistro, Inc., Term Loan, 4.460%, 06/30/19	1,969,299	0.2
4,373,192		Restaurant Brands International (F.K.A. Burger King Corporation), TL B, 3.460%, 02/16/24	4,381,847	0.5
3,473,750		US Foods, Inc., Term Loan B, 3.960%, 06/27/23	3,508,227	0.4
			17,473,976	2.1
		Food/Drug Retailers: 2.1%
4,485,378		Albertsons LLC, Term Loan B4, 4.210%, 08/15/21	4,507,813	0.5
1,516,200		Albertsons LLC, Term Loan B6, 4.460%, 06/22/23	1,525,563	0.2
1,596,000		NBTY, Inc., USD Term Loan B, 4.710%, 05/05/23	1,598,194	0.2
2,435,050		Portillo Restaurant Group (The), First Lien Term Loan, 5.710%, 08/04/21	2,457,879	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,132,150		Save-A-Lot ,Term Loan B, 7.210%, 12/05/23	$3,096,913	0.4
1,950,000		Smart & Final Stores, Extended Term Loan B, 4.710%, 11/15/22	1,920,142	0.2
2,880,438		Supervalu, Term Loan, 5.710%, 03/21/19	2,893,821	0.3
			18,000,325	2.1
		Forest Products: 0.2%
1,637,625		Blount International, Inc., Term Loan B USD, 6.210%, 04/12/23	1,665,260	0.2
		Health Care: 16.6%
4,117,572		Acadia, New Term Loan B, 3.960%, 02/16/23	4,158,747	0.5
7,820,762		Air Medical Group Holdings, Inc., Term Loan B, 4.460%, 04/28/22	7,754,426	0.9
2,375,000	(2)	Air Methods, Term Loan B, 4.710%, 04/17/24	2,364,609	0.3
1,007,437		Aspen Dental Management, Inc., Term Loan B, 4.960%, 04/30/22	1,017,511	0.1
992,500		ATI Physical Therapy, First Lien Term Loan, 5.710%, 05/10/23	1,004,700	0.1
2,447,784		CareCore National, LLC, Term Loan B, 5.710%, 03/05/21	2,478,381	0.3
3,959,960		Catalent Pharma Solutions, Inc., USD Term Loan, 3.960%, 05/20/21	4,009,047	0.5
7,450,000		Change Healthcare, Inc., Term B, 3.960%, 02/28/24	7,482,594	0.9
4,061,481		CHG Medical Staffing, Inc., First Lien Term Loan, 4.960%, 06/07/23	4,097,653	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
6,309,295	CHS/Community Health Systems, Inc., Term Loan H, 4.210%, 01/27/21	$6,317,207	0.8
1,614,363	Concentra Inc, Term Loan B, 4.210%, 06/01/22	1,623,928	0.2
977,444	Correct Care Solutions, First Lien Term Loan, 5.210%, 07/22/21	845,489	0.1
4,315,484	Connolly / iHealth Technologies, New First Lien Term Loan B, 3.710%, 09/28/23	4,331,667	0.5
3,654,368	DJO Finance LLC, First Lien Term Loan, 4.460%, 06/08/20	3,621,822	0.4
3,416,438	Envision Healthcare Corporation, Tranche C, 4.210%, 12/01/23	3,456,475	0.4
2,104,438	ExamWorks Group, Inc., Term B, 4.460%, 07/27/23	2,123,511	0.3
1,686,785	Greenway Health LLC , Term B, 5.960%, 02/17/24	1,696,624	0.2
4,400,000	Grifols S.A, Term Loan B, 3.460%, 01/31/25	4,416,324	0.5
3,487,458	Healogics, Inc., First Lien Term Loan, 5.460%, 07/01/21	2,667,905	0.3
2,500,000	Healogics, Inc., Second Lien Term Loan, 9.210%, 07/01/22	1,825,000	0.2
6,242,870	Iasis Healthcare LLC, B-3, 5.250%, 02/17/21	6,299,449	0.8
2,413,950	inVentiv Health Inc., Term Loan B, 4.960%, 11/09/23	2,430,114	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,320,000		Kinetic Concepts, Inc., USD Term B, 4.460%, 02/03/24	$5,278,993	0.6
3,110,274		Multiplan, Inc, First Lien Term Loan, 4.960%, 06/07/23	3,129,713	0.4
737,500	(2)	NVA Holdings, Inc., Delayed Draw Incremental TLB-2, 4.710%, 08/14/21	741,188	0.1
3,890,644	(2)	NVA Holdings, Inc., TLB-2, 4.710%, 08/14/21	3,934,414	0.5
2,250,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.960%, 08/28/22	2,205,000	0.3
4,437,141		Pharmaceutical Product Development, Inc.,Term Loan B, 4.460%, 08/18/22	4,450,084	0.5
1,981,455		Precyse, First Lien Term Loan, 5.710%, 10/20/22	1,990,951	0.2
1,147,125		Press Ganey, First Lien Term Loan, 4.460%, 10/01/23	1,151,069	0.1
225,000		Press Ganey, Second Lien Term Loan, 8.460%, 10/01/24	230,484	0.0
3,176,000		Prospect Medical Holdings, Inc., Term Loan B, 7.210%, 06/30/22	3,233,486	0.4
2,886,585		Schumacher Group, First Lien Term Loan, 5.210%, 07/31/22	2,901,468	0.3
3,375,000		Select Medical Corporation, Term B, 4.710%, 03/06/24	3,408,048	0.4
5,201,625		Sivantos (Siemens Audiology), Term Loan B USD, 4.210%, 01/17/22	5,258,521	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
5,351,125	Sterigenics International LLC, Term Loan B, 4.210%, 05/15/22	$5,331,058	0.6
5,736,135	Surgery Center Holdings, Inc., First Lien Term Loan, 4.960%, 11/03/20	5,770,196	0.7
3,215,000	Team Health, Inc., Term B, 3.960%, 01/25/24	3,209,374	0.4
940,000	Tecomet, Term B, 4.960%, 04/28/24	947,050	0.1
6,917,462	U.S. Renal Care, Inc., First Lien Term Loan, 5.460%, 12/30/22	6,767,872	0.8
2,653,026	Valeant Pharmaceuticals International, Inc., First Lien Term Loan, 5.960%, 04/01/22	2,699,276	0.3
1,891,684	Vizient, Inc., B-3, 4.710%, 02/13/23	1,918,483	0.2
		140,579,911	16.6
	Home Furnishings: 1.6%
2,873,012	ADT fka Protection One, Inc. ,Upsized Term Loan B, 4.460%, 05/02/22	2,900,716	0.4
3,282,188	Hillman Group (The), Inc., Term Loan B, 4.710%, 06/30/21	3,308,855	0.4
7,082,250	Serta Simmons Bedding, LLC, First Lien Term Loan, 4.710%, 11/08/23	7,122,088	0.8
		13,331,659	1.6
	Industrial Equipment: 4.0%
2,256,452	Accudyne Industries LLC, Term Loan, 4.210%, 12/13/19	2,250,529	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,384,195	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	$3,310,869	0.4
844,523	CeramTec GmbH, Dollar Term Loan B-1, 3.960%, 08/30/20	853,760	0.1
101,616	CeramTec GmbH, Dollar Term Loan B-2, 3.960%, 08/30/20	102,728	0.0
256,987	CeramTec GmbH, Dollar Term Loan B-3, 3.960%, 08/30/20	259,798	0.0
2,332,584	Columbus McKinnon Corporation, First Lien Term Loan, 4.210%, 01/31/24	2,358,826	0.3
2,647,542	Filtration Group Corporation, First Lien Term Loan, 4.460%, 11/30/20	2,672,088	0.3
5,126,966	Gardner Denver, Inc., Term Loan B USD, 4.460%, 07/30/20	5,155,164	0.6
1,194,000	Global Brass and Copper, Inc., Term Loan B, 5.460%, 07/18/23	1,210,388	0.1
1,264,980	Kenan Advantage Group, Inc.,Term Loan B, 4.210%, 07/31/22	1,267,510	0.2
384,684	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.210%, 07/31/22	385,454	0.1
770,398	MKS Instruments, Term Loan B, 3.960%, 05/01/23	778,825	0.1
6,171,650	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 3.960%, 08/21/23	6,204,822	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
700,000	Terex Corporation, Term Loan, 3.710%, 01/31/24	$705,104	0.1
4,374,847	Vertiv Group Corporation, Term Loan B, 5.210%, 11/30/23	4,417,230	0.5
1,867,373	WTG Holdings III Corp., First Lien Term Loan, 4.960%, 01/15/21	1,879,044	0.2
		33,812,139	4.0
	Leisure Goods/Activities/Movies: 4.6%
7,293,750	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.960%, 05/28/21	7,273,998	0.9
5,749,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.460%, 02/01/24	5,764,941	0.7
300,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.960%, 08/08/22	302,437	0.0
4,200,000	Equinox Holdings, Inc., First Lien Term Loan B, 4.460%, 03/10/24	4,247,250	0.5
350,000	Equinox Holdings, Inc., Second Lien Term Loan B, 8.210%, 09/06/24	357,000	0.0
7,154,129	Fitness International, LLC., Term Loan B, 5.460%, 07/01/20	7,258,457	0.9
1,732,434	Life Time Fitness, Upsized Term Loan B, 4.210%, 06/10/22	1,740,478	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,329,668	NEP/NCP Holdco, Inc, EUR Term Loan, 4.710%, 11/17/23	$1,516,086	0.2
	2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	2,067,946	0.2
	4,733,275	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	4,749,051	0.6
	1,007,152	SRAM, LLC, First Lien Term Loan, 4.710%, 03/13/24	1,010,300	0.1
	1,766,125	UFC Holdings (fka Zuffa), First Lien Term Loan, 4.460%, 08/18/23	1,778,424	0.2
	1,247,400	Winnebago, Term Loan B, 5.710%, 11/08/23	1,260,654	0.1
			39,327,022	4.6
		Lodging & Casinos: 5.5%
	9,748,978	Amaya Gaming Group Inc., USD Term Loan, 4.710%, 08/01/21	9,789,348	1.1
	1,689,251	American Casino and Entertainment Properties LLC, Term Loan, 4.460%, 07/07/22	1,704,032	0.2
	3,183,086	Aristocrat Leisure Limited, Term Loan B, 3.460%, 10/20/21	3,219,654	0.4
	950,000	Caesars Growth Properties Holdings, LLC, TLB, 3.960%, 05/08/21	957,125	0.1
	2,725,000	CityCenter Holdings, LLC, TLB, 3.710%, 04/10/24	2,739,761	0.3
	2,425,000	Eldorado Resorts, Inc., TLB, 6.250%, 04/17/24	2,422,728	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
2,645,000	(2)	Global Cash Access, Inc., Term Loan B, 5.710%, 04/28/24	$2,657,675	0.3
1,349,146		Golden Nugget, Inc., Delayed Draw Term Loan, 4.710%, 11/21/19	1,370,648	0.1
3,148,006		Golden Nugget, Inc., Term Loan, 4.710%, 11/21/19	3,198,179	0.4
790,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	794,937	0.1
3,410,806		La Quinta, First Lien Term Loan, 3.960%, 04/14/21	3,438,498	0.4
5,724,455	(2)	Scientific Games International, Inc.,Term Loan B-3, 5.210%, 10/01/21	5,818,073	0.7
5,761,487		Station Casinos LLC, Term Loan, 3.710%, 06/08/23	5,773,489	0.7
3,181,897		Twin River Management Group, Inc., Term Loan B, 4.710%, 07/10/20	3,214,712	0.4
			47,098,859	5.5
		Nonferrous Metals/Minerals: 0.5%
3,932,836		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.710%, 09/05/19	3,837,791	0.5
		Oil & Gas: 2.5%
	3,456,471	Energy Transfer Equity, L.P., New Term Loan, 3.960%, 02/02/24	3,460,791	0.4
5,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.960%, 04/16/21	4,520,517	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,542,700		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.710%, 06/18/20	$3,822,029	0.5
1,900,000		Limetree Bay Terminals, Term Loan, 6.210%, 02/15/24	1,926,125	0.2
4,247,671		MEG Energy Corp., Term Loan, 4.710%, 12/31/23	4,245,679	0.5
2,317,591		Southcross Energy Partners, L.P., Term Loan, 5.460%, 08/04/21	2,100,317	0.3
382,699	&	Southcross Holdings L.P., Exit Term Loan, 1.210%, 04/13/23	347,937	0.0
735,000		Summit Midstream Partners, Term Loan, 7.210%, 05/15/22	749,700	0.1
			21,173,095	2.5
		Property & Casualty Insurance: 0.3%
2,493,750		BroadStreet Partners, Inc., Term Loan B, 5.460%, 11/08/23	2,531,545	0.3
		Publishing: 1.7%
1,379,525		Cengage Learning Acquisition, Inc., Term Loan B, 5.460%, 06/07/23	1,302,912	0.1
5,962,462		McGraw Hill Global Education, Term Loan B, 5.210%, 05/04/22	5,905,819	0.7
3,338,025		Merrill Communications, LLC,New First Lien Term Loan, 6.460%, 06/01/22	3,350,543	0.4
1,307,686	&	Nelson Canada, 10% Reinstated First Lien Term Loan, 1.210%, 10/01/20	686,535	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Publishing (continued)
3,119,751		Tribune Company, Term Loan C, 4.210%, 01/27/24	$3,145,585	0.4
249,681		Tribune Company, Term Loan B, 4.210%, 12/27/20	251,084	0.0
			14,642,478	1.7
		Radio & Television: 3.8%
3,790,039		CBS Radio, Inc., Term Loan B, 4.710%, 10/17/23	3,828,394	0.5
6,122,611		Cumulus Media Holdings Inc., Term Loan, 4.460%, 12/23/20	4,890,436	0.6
2,773,050		Learfield Communications, Inc ,First Lien Term Loan, 4.460%, 12/01/23	2,809,446	0.3
3,240,000		Lions Gate Entertainment Corp, New Term Loan B, 4.210%, 12/08/23	3,261,465	0.4
	415,069	Nexstar Broadcasting, Inc., New Term Loan B — Mission, 4.210%, 01/17/24	418,182	0.0
4,236,567		Nexstar Broadcasting, Inc., New Term Loan B — Nexstar, 4.210%, 01/17/24	4,268,342	0.5
13,116,340		Univision Communications, Inc., Term Loan C5, 3.960%, 03/15/24	13,026,165	1.5
			32,502,430	3.8
		Retailers (Except Food & Drug): 9.2%
	1,296,542	Abercrombie & Fitch Management Co., Term Loan B, 4.960%, 08/09/21	1,273,852	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,626,165		Academy Ltd.,Term Loan, 5.210%, 07/01/22	$1,314,145	0.2
EUR	3,909,551		Action Holding B.V., Term Loan B, 4.710%, 02/15/22	4,465,903	0.5
	5,543,520		Ascena Retail Group, Inc.,Term Loan B, 5.710%, 08/21/22	4,785,904	0.6
	1,475,000		Bass Pro Group, LLC, Asset Sale Facility, 5.960%, 06/08/18	1,493,438	0.2
	4,443,081		Belk, First Lien Term Loan, 5.960%, 12/12/22	3,861,779	0.5
		6,270,000	BJs Wholesale Club ,1L Term Loan B, 4.960%, 01/31/24	6,263,843	0.7
	1,250,000		BJs Wholesale Club ,2L Term Loan B, 8.710%, 01/31/25	1,267,969	0.1
	4,558,448		FullBeauty Brands (fka OneStopPlus), First Lien Term Loan, 5.960%, 10/14/22	3,491,010	0.4
	2,895,433		General Nutrition Centers, Inc., Term Loan B, 3.710%, 03/04/19	2,632,672	0.3
	5,538,085		Harbor Freight Tools USA, Inc., Term Loan B, 4.460%, 08/15/23	5,545,390	0.7
	4,835,700		Jo-Ann Stores, Inc., Term Loan B, 6.210%, 10/15/23	4,852,828	0.6
	1,979,592		Lands' End, Inc., Term Loan B, 4.460%, 04/04/21	1,712,347	0.2
	2,781,025		Leslies Poolmart, Inc., Term Loan B, 4.960%, 08/16/23	2,798,406	0.3
	4,870,429		Men's Wearhouse, Term Loan, 4.710%, 06/18/21	4,639,084	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
738,098	National Vision, Inc., First Lien Term Loan, 4.210%, 03/13/21	$740,404	0.1
3,227,787	Neiman Marcus Group, Inc, Term Loan, 4.460%, 10/25/20	2,545,917	0.3
4,165,271	Party City Holdings Inc, Term Loan B, 4.210%, 08/19/22	4,173,081	0.5
5,727,500	Petco Animal Supplies, Inc., TLB-1, 4.460%, 01/26/23	5,346,621	0.6
12,749,899	PetSmart, Inc., Term Loan B, 4.210%, 03/11/22	12,285,063	1.4
3,158,258	Savers, Term Loan B, 5.000%, 07/09/19	2,908,229	0.3
		78,397,885	9.2
	Surface Transport: 1.6%
2,153,538	Goodpack Ltd., First Lien Term Loan, 4.960%, 09/09/21	2,134,694	0.2
2,992,405	Navistar Inc., Term Loan B, 5.210%, 08/07/20	3,047,265	0.4
2,380,797	OSG Bulk Ships, Inc., First Lien Term Loan, 5.460%, 08/05/19	2,348,061	0.3
686,263	Quality Distribution, First Lien Term Loan, 5.960%, 08/18/22	654,523	0.1
745,000	V.Group ,TL B, 4.210%, 03/11/24	745,931	0.1
4,532,357	XPO Logistics, Term Loan B, 3.460%, 10/31/21	4,568,258	0.5
		13,498,732	1.6
	Telecommunications: 10.4%
3,250,000	Altice International S.A., USD TLB, 3.960%, 07/15/25	3,252,369	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,333,095		Aricent Group, 2015 Upsized First Lien Term Loan, 5.710%, 04/14/21	$3,343,164	0.4
4,802,183		Asurion, LLC, Replacement B-5 Term Loan, 4.210%, 11/03/23	4,829,945	0.6
1,000,595		Asurion, LLC, Replacement B-2 Term Loan, 4.460%, 07/08/20	1,005,911	0.1
6,546,039		Asurion, LLC, Replacement B-4 Term Loan, 4.460%, 08/04/22	6,595,134	0.8
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.710%, 03/03/21	1,772,605	0.2
5,770,000	(2)	CenturyLink, TLB, 3.960%, 01/31/25	5,762,274	0.7
2,000,000	(2)	Consolidated Communications, Inc., Incremental Term Loan, 4.210%, 10/05/23	2,013,000	0.2
3,203,900		Consolidated Communications, Inc., Term Loan B, 4.210%, 10/05/23	3,229,531	0.4
557,107		Encompass Digital Media, Inc., First Lien, 5.710%, 06/05/21	537,608	0.1
1,522,395		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,524,774	0.2
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,697,875	0.2
4,672,619		Lightower Fiber Networks, First Lien Term Loan, 4.460%, 04/13/20	4,701,337	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Telecommunications (continued)
EUR	1,000,000		SFR Group SA (Numericable), EUR Term Loan B11, 4.210%, 07/30/25	$1,132,564	0.1
	4,800,000		SFR Group SA (Numericable), USD Term Loan B11, 3.960%, 07/30/25	4,798,714	0.6
	3,940,200		SFR Group SA (Numericable), Term Loan B10 USD, 4.460%, 01/14/25	3,950,051	0.5
	5,155,000		Sprint Communications, Term Loan B, 3.710%, 02/03/24	5,168,810	0.6
	4,931,015		Syniverse Holdings, Inc., Initial Term Loan, 4.210%, 04/23/19	4,724,529	0.5
EUR	1,000,000		Telenet Group Holding NV, EUR Term Loan AH, 4.210%, 03/31/26	1,135,566	0.1
	765,000	(2)	Telenet Group Holding NV, Incremental Term Loan AI, 3.960%, 06/30/25	769,303	0.1
	3,485,000		Telenet Group Holding NV, USD Term Loan AI, 3.960%, 06/30/25	3,503,878	0.4
	3,540,000		U.S. Telepacific Corp, Term Loan B, 6.210%, 04/17/23	3,524,513	0.4
	9,923,944		Uniti Group Inc. (fka Communications Sales & Leasing), Term Loan B, 4.210%, 10/24/22	9,956,147	1.2
	5,706,643		Windstream Corporation, Term Loan B-6, 5.210%, 03/29/21	5,760,143	0.7
	1,219,011		Zayo Group, LLC, Term Loan B-2, 3.710%, 01/19/24	1,228,539	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	2,000,000		Ziggo N.V. ,EUR TLF, 4.210%, 04/15/25	$2,271,208	0.3
				88,189,492	10.4
			Utilities: 4.4%
	1,975,075		Aclara Technologies LLC, Term Loan, 6.960%, 08/15/23	2,007,170	0.2
	997,462		Calpine Corp, Term Loan B-5, 3.960%, 01/15/24	997,930	0.1
	2,964,975		Calpine Corp, Term Loan B-6, 3.960%, 01/15/23	2,964,050	0.4
	2,942,625		Dayton Power and Light Company, Term Loan, 4.460%, 08/30/22	2,982,168	0.4
	4,425,000		Dynegy Inc. ,Term Loan C, 4.460%, 02/07/24	4,419,469	0.5
	3,377,243		TPF II Power, LLC, Term Loan, 5.210%, 10/02/23	3,378,087	0.4
	2,335,000	(2)	Helix Gen LLC, Term Loan, 4.960%, 03/01/24	2,346,918	0.3
	3,018,736		Linden Power Complex, Term Loan, 4.710%, 06/28/23	3,033,453	0.4
	2,407,125		Longview Power, LLC, Term Loan, 7.210%, 04/13/21	1,943,753	0.2
	2,348,200		MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.210%, 09/30/22	2,336,459	0.3
	1,175,000		Nautilus Power, LLC, Term Loan, 5.210%, 05/01/24	1,168,391	0.1
	1,580,000		RISEC, Term Loan, 5.960%, 12/19/22	1,574,075	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Utilities (continued)
1,974,000		Southeast PowerGen, LLC, Term Loan B, 4.710%, 12/02/21	$1,914,780	0.2
5,279,625		Texas Competitive Electric Holdings Company LLC, Term Loan B, 3.960%, 08/04/23	5,251,907	0.6
1,207,143		Texas Competitive Electric Holdings Company LLC, Term Loan C, 3.960%, 08/04/23	1,200,805	0.1
			37,519,415	4.4
		Total Senior Loans (Cost $1,255,330,965)	1,248,844,459	147.2
Shares			Value	Percentage of Net Assets
	EQUITIES AND OTHER ASSETS: 0.2%
178,416	@	Cengage Learning	802,872	0.1
60,946	@	Everyware Global, Inc.	441,858	0.1
205,396	@	Longview Power, LLC	188,348	0.0
75,853	@	Millennium Health LLC	104,753	0.0
209,262	@	Nelson Education Ltd.	18,834	0.0
407	@	Southcross Holdings G.P.	—	0.0
407	@	Southcross Holdings L.P. Class A	193,325	0.0
		Total Equities and Other Assets (Cost $9,241,741)	1,749,990	0.2
		Total Long-Term Investments (Cost $1,264,572,706)	1,250,594,449	147.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Loans: 0.1%
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.460%, 06/30/17 (Cost $1,030,492)	$1,035,955	0.1
	Total Short-Term Investments (Cost $1,030,492)	1,035,955	0.1
	Total Investments (Cost $1,265,603,198)	$1,251,630,404	147.5
	Liabilities in Excess of Other Assets	(402,782,571)	(47.5)
	Net Assets	$848,847,833	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

&  Payment-in-kind

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(2)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR  EU Euro

  Cost for federal income tax purposes is $1,265,623,265.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,074,043
Gross Unrealized Depreciation	(24,066,904)
Net Unrealized Depreciation	$(13,992,861)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Senior Loans	$—	$1,248,844,459	$—	$1,248,844,459
Equities and Other Assets	—	1,749,990	—	1,749,990
Short-Term Investments	—	1,035,955	—	1,035,955
Total Investments, at fair value	$—	$1,251,630,404	$—	$1,251,630,404
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$371	$—	$371
Total Assets	$—	$1,251,630,775	$—	$1,251,630,775
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(428,543)	$—	$(428,543)
Total Liabilities	$—	$(428,543)	$—	$(428,543)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2017, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	EU Euro	30,635,000	Sell	06/22/17	$34,023,997	$34,450,044	$(426,047)
State Street Bank and Trust Co.	EU Euro	1,005,000	Sell	06/22/17	1,130,526	1,130,155	371
State Street Bank and Trust Co.	EU Euro	500,000	Sell	06/22/17	559,770	562,266	(2,496)
							$(428,172)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$371
Total Asset Derivatives		$371
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$428,543
Total Liability Derivatives		$428,543

The effect of derivative instruments on the Trust's Statement of Operations for the period ended May 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(1,310,397)
Total	$(1,310,397)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(420,436)
Total	$(420,436)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

State Street Bank and Trust Co.
Assets:
Forward foreign currrency contracts	$371
Total Assets	$371
Liabilities:
Forward foreign currency contracts	$428,543
Total Liabilities	$428,543
Net OTC derivative instruments by counterparty, at fair value	$(428,172)
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$(428,172)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2017 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2017	February 8, 2017	February 22, 2017
February 28, 2017	March 8, 2017	March 22, 2017
March 31, 2017	April 6, 2017	April 24, 2017
April 28, 2017	May 8, 2017	May 22, 2017
May 31, 2017	June 8, 2017	June 22, 2017
June 30, 2017	July 6, 2017	July 24, 2017
July 31, 2017	August 8, 2017	August 22, 2017
August 31, 2017	September 7, 2017	September 22, 2017
September 29, 2017	October 5, 2017	October 23, 2017
October 31, 2017	November 8, 2017	November 22, 2017
November 30, 2017	December 7, 2017	December 22, 2017
December 19, 2017	December 27, 2017	January 11, 2018

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of May 31, 2017 was 2,522 which does not include approximately 37,362 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 22, 2016 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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